Supplement Dated May 8, 2015

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account D
Lincoln Life Flexible Premium Variable Life Account F
Lincoln Life Flexible Premium Variable Life Account J
Lincoln Life Flexible Premium Variable Life Account M
Lincoln Life Flexible Premium Variable Life Account R
Lincoln Life Flexible Premium Variable Life Account S
Lincoln Life Flexible Premium Variable Life Account Y
Lincoln Life Flexible Premium Variable Life Account JF-A
Lincoln Life Flexible Premium Variable Life Account JF-C

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M
LLANY Separate Account R for Flexible Premium Variable Life Insurance
LLANY Separate Account S for Flexible Premium Variable Life Insurance
Lincoln Life & Annuity Flexible Premium Variable Life Account Y
Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Variable Life Account B of Voya Retirement Insurance & Annuity Company

CONNECTICUT GENERAL LIFE INSURANCE COMPANY

CG Variable Life Insurance Separate Account I
CG Variable Life Insurance Separate Account II

This supplement outlines certain changes to your variable universal life insurance product prospectus.  It is for informational purposes only; no action is required on your part.  Keep this supplement with your prospectus for future reference.

The following paragraph is added to your prospectus:

Cyber-Attack. Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information.  Cyber-attacks affecting us, (any third party administrator), the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy value.  For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage.  Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Policy to lose value.  There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.